Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments And Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2019	2020
Prepayments	80,699	909,327
Deductible value-added tax input	437,129	521,630
Deposits	188,190	30,006
Amount receivables from issuance of Preferred Shares	279,048	—
Others	98,241	142,323

Total	1,083,307	1,603,286